Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Fixed Assets

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
	(In millions)
Computer equipment	18,354	26,186	3,809
Office building	4,003	4,168	606
Office building related facility, machinery and equipment	1,956	2,168	315
Vehicles	80	190	28
Office equipment	690	813	118
Leasehold improvements	341	352	51
Construction in progress	680	720	105

	26,104	34,597	5,032
Accumulated depreciation and impairment	(13,629)	(16,694)	(2,428)

	12,475	17,903	2,604